Share-based payment arrangements - Summary of Share-based Payments Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 10,396	$ 6,989
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	3,128	3,392
Restricted share units with no performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	1,600	1,425
Restricted share units with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	1,195	175
Deferred units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	2,209	(277)
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 2,264	$ 2,274